Other Non Current Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Noncurrent Assets Disclosure [Line Items]
Deferred debt issuance cost	$ 12,981
Unamortized debt issuance cost	1,783
Unamortized issuance discount	1,234	7,297
Senior Secured Notes [Member]
Other Noncurrent Assets Disclosure [Line Items]
Aggregate principal amount	375,000
Deferred debt issuance cost	10,196
ABL Facility [Member]
Other Noncurrent Assets Disclosure [Line Items]
Deferred debt issuance cost	$ 2,785